Debt (Details) - USD ($)								3 Months Ended			6 Months Ended		9 Months Ended	12 Months Ended
	Feb. 26, 2026	Dec. 15, 2025	Sep. 10, 2025	Jul. 01, 2025	Jan. 30, 2025	Oct. 01, 2024	May 31, 2024	Jun. 30, 2026	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Oct. 01, 2025	Aug. 16, 2023
Debt [Line Items]
Debt outstanding								$ 1,000			$ 1,000			$ 5,000	$ 14,000
Term loan original balance amount														1,640,000
Amortization of deferred finance costs											$ 1,000	$ 34,000		$ 69,000	$ 68,000
Excess cash flow percentage											25.00%			25.00%
Excess cash flow payments
Credit facility, description											(i) 3.50% and (ii) a rate per annum equal to the rate per annum published from time to time in the “Money Rates” table of the Wall Street Journal (or such other presentation within The Wall Street Journal as may be adopted hereafter for such information) as the base or prime rate for corporate loans at the nation’s largest commercial bank, less sixty-five hundredths (-0.65%) of one percent per annum.
Average interest rate								6.10%	6.85%		6.10%	6.85%		6.72%	7.55%
Term loan monthly principal payments								$ 19,524			$ 19,524			$ 19,524
Amendment fee paid	$ 25,000	$ 40,000			$ 20,000		$ 20,000
Additional fee	150,000
Cumulative advance total																	$ 934,000
Finance leases								$ 666,000			$ 666,000			$ 784,000	$ 1,007,000
Average imputed interest rate											7.43%			7.43%	7.43%
Finance lease payments								Finance lease payments			Finance lease payments			Finance lease payments	Finance lease payments
Related Party notes proceeds											$ 6,550,000			$ 6,550,000
Promissory notes for placement agency fees								$ 554,000			554,000			554,000
Principal payments allowed on related debt											4,800,000			4,800,000
Interest expense related parties								86,000	$ 86,000		172,000	$ 185,000		356,000	$ 472,000
Related Party Notes								4,871,000			4,871,000			4,871,000	6,162,000
Interest expense related to finance leases								13,000	18,000		27,000	36,000		66,000	73,000
Related party debt not convertible														550,000
Subsequent Event [Member]
Debt [Line Items]
Amendment fee paid	$ 25,000
Revolving Loan [Member]
Debt [Line Items]
Borrowing capacity								1,317,000			$ 1,317,000			2,382,000
Market Offering [Member]
Debt [Line Items]
Principal payments										$ 1,291,000		1,291,000		1,291,000
Principal face amount										1,291,000				$ 1,291,000
Convertible Subordinated Notes [Member]
Debt [Line Items]
Debt description											There are no principal payments due prior to October 1, 2026.			There are no principal payments due on these notes prior to October 1, 2026.
Debt [Member]
Debt [Line Items]
Debt outstanding								25,638,000			$ 25,638,000			$ 25,233,000
Michael & Robert & Taglich Brothers Inc [Member]
Debt [Line Items]
Issued shares in connection with issuance of related party notes (in Shares)											35,508			35,508
Related party debt								4,871,000			$ 4,871,000
Michael & Robert & Taglich Brothers Inc [Member] | Annual Interest Rate 6% [Member]
Debt [Line Items]
Related party debt								$ 2,519,000			$ 2,519,000
Annual interest rate								6.00%			6.00%
Michael & Robert & Taglich Brothers Inc [Member] | Annual Rate 7% [Member]
Debt [Line Items]
Related party debt								$ 1,802,000			$ 1,802,000
Annual interest rate								7.00%			7.00%
Related Party Notes								$ 1,802,000			$ 1,802,000			$ 1,802,000
Convertible conversion price per share (in Dollars per share)								$ 9.3			$ 9.3			$ 9.3
Michael & Robert & Taglich Brothers Inc [Member] | Annual Interest Rate 12% [Member]
Debt [Line Items]
Related party debt								$ 550,000			$ 550,000
Annual interest rate								12.00%			12.00%
Loan Obligation [Member]
Debt [Line Items]
Debt outstanding								$ 1,000			$ 1,000			$ 5,000	14,000
Michael Taglich [Member] | Market Offering [Member]
Debt [Line Items]
Principal payment										1,050,000		1,050,000		1,050,000
Taglich Brothers [Member] | Market Offering [Member]
Debt [Line Items]
Principal payment										$ 241,000		241,000		241,000
Current Credit Facility [Member]
Debt [Line Items]
Interest expense on current credit facility								387,000	326,000		767,000	641,000		1,361,000	1,304,000
Amortization of deferred finance costs								0	17,000		$ 0	34,000
Proceeds from at the market to be maintained in an interest bearing account			$ 3,930,000
Required EBITDA												740,000	$ 1,500,000	$ 2,800,000
Term Loan increase															1,000,000
Principal of monthly installments															68,000
Current Credit Facility [Member] | Maximum [Member]
Debt [Line Items]
Term loan original balance amount															5,700,000
Current Credit Facility [Member] | Webster Bank [Member]
Debt [Line Items]
Current credit facility expires											Sep. 30, 2026			Sep. 30, 2026
Revolving Line of Credit [Member]
Debt [Line Items]
Term loan original balance amount														$ 1,640,000
Term loans current balance amount								18,683,000			$ 18,683,000			17,618,000	12,905,000
Revolving Line of Credit [Member] | Webster Bank [Member]
Debt [Line Items]
Revolving line of credit -maximum								20,000,000			20,000,000			20,000,000
Term loan original balance amount											5,700,000			5,700,000
Term Loan [Member]
Debt [Line Items]
Term loan original balance amount											1,640,000
Term loans current balance amount								5,331,000			5,331,000			5,855,000
Acquisition of additional equipment					1,640,000
Related party notes allowed to be paid under certain limitations					4,800,000
Amendment fee paid					$ 20,000
Solar Credit Facility [Member]
Debt [Line Items]
Term loan original balance amount						$ 970,000
Term loans current balance amount								957,000			957,000			971,000	970,000
Interest expense on current credit facility								14,000	$ 14,000		28,000	$ 28,000		57,000	$ 44,000
Cumulative advance total						$ 934,000										$ 934,000
Interest rate percentage prior to project completion						5.00%
Interest accrued						$ 36,000
Converted term						20 years
Interest rate percentage upon project completion						5.75%
Short term debt								29,000			29,000			28,000
Long term debt								928,000			928,000			943,000
Solar Credit Facility [Member] | Connecticut Green Bank [Member]
Debt [Line Items]
Closing costs						$ 25,000
Interest accrued						$ 36,000
Semi-annual payments				$ 42,000
ATM Offering [Member]
Debt [Line Items]
Proceeds from at the market to be maintained in an interest bearing account											3,930,000			3,930,000
Common Stock [Member] | Convertible Subordinated Notes [Member]
Debt [Line Items]
Related Party Notes								$ 2,519,000			$ 2,519,000			$ 2,519,000
Convertible conversion price per share (in Dollars per share)								$ 15			$ 15			$ 15